Disclosure of number and weighted average exercise prices of other equity instruments (Part 2) (Details) - 2009 SCL Equity Plan [Member] - Cash-settled restricted stock units [Member]
shares in Thousands
	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 $ / shares
Summary of restricted share units activity [Line Items]
Unvested, beginning balance	852
Number of other equity instruments modified to cash-settled from equity-settled	(852)
Unvested, ending balance	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 0	$ 7.51
Modified to cash-settled/from equity-settled, weighted average grant date fair value, beginning balance (in usd per share) | $ / shares	$ 7.51